Share-based payments - Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Liability at the end of the year	$ 16	$ 15
Charge recognised for the year	122	91	$ 116
Equity-settled plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Charge recognised for the year	118	88	$ 116
Cash-settled plans [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Liability at the end of the year	16	15
Charge recognised for the year	$ 4	$ 3